Subsequent Events	6 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
Subsequent events
18.	Subsequent events

On August 28, 2023, the Company terminated the purchase agreement (the “SPA”) with Mrs. Jianxia Zhuang, a PRC citizen (the “Seller”), and Fujian Hongxing Management Consulting Co., Limited potential acquisition after due diligence with unsatisfactory performance and withdraw the full payment of $1.38 million deposit.

On September 12, 2023, the Company terminated another purchase agreement (the “SPA”) with Mr. Ya Li, a PRC citizen (the “Seller”), and two schools named: Quanzhou City Lichen Accounting Vocational Training School (Quanzhou School) and Jinjiang Xingminqi Accounting Vocational Training School (Jinjiang School)potential acquisition after comprehensive consideration on the unsatisfactory performance of the Targets from the due diligence. Mr. Ya Li has returned back the deposits of $2.08 million on September 12, 2023.

In preparing these condensed consolidated financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through October 11, 2023, the date the condensed consolidated financial statements were available to be issued. No events require adjustment to or disclosure in the condensed consolidated financial statements.